CONSOLIDATED BALANCE SHEET (Parentheticals) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Allowance for doubtful accounts	$ 77	$ 65	$ 62	$ 74
TWC shareholders' equity:
Common stock par value per share (in US dollars per share)	$ 0.01	$ 0.01
Common stock shares issued (in shares)	277.9	297.7
Common stock shares outstanding (in shares)	277.9	297.7	315.0	348.3